Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.     Commitments and Contingencies

Operating Leases:     On April 10, 2012 the Company executed a lease agreement for new office space with an effective date of May 1, 2012.  Terms of the lease establish a base rent per square foot plus operating expenses throughout the term of the lease which expires September 30, 2015, and which includes the lessor waiving several months of base rent and pre-defined annual escalation of the base rent per square foot.  At June 30, 2012, the Company has a deferred rent liability of $75,952 included in other liabilities (current and non-current) as of June 30, 2012.  The Company’s future minimum lease payments are as follows: $106,189 for the twelve months ended June 30, 2013; $145,961 for the twelve months ended June 30, 2014; $151,210 for the twelve months ended June 30, 2015; and $38,021 for the twelve months ended June 30, 2016.

Capital Lease Obligations:  The Company has capital lease arrangements related to the acquisition of software.  These arrangements are collateralized by the software and expire at varying dates through September 2015 with future minimum lease payments as follows:  $38,618 for the twelve months ended June 30, 2013; $12,109 for the twelve months ended June 30, 2014; $13,210 for the twelve months ended June 30, 2015; and $1,101 for the twelve months ended June 30, 2016.

8. Commitments and Contingencies

Operating Leases: The Company leases it office facility under operating lease agreements having expiration dates through 2014. Under the terms of these agreements, the Company exercised its option to give a six month notice on November 30, 2010 of its intent to vacate the premises and terminate its leases as of May 31, 2012. Future minimum lease payments for the year ending December 31, 2012 is $24,260.

As of December 31, 2011 the Company is currently pursuing new office space.

Capital Lease Obligations: In June 2009, Roomlinx entered into a capital lease agreement with Key Equipment Finance for software. The lease expires in 2012 when there is a $1 buyout option. Remaining lease payments at December 31, 2011 is $5,593 of which $5,479 and $114 is principal and interest, respectively.